Schedule II - Condensed Financial Information of Registrant - Balance Sheets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 27, 2016
Assets
Fixed maturity investments	$ 1,681,000,000	$ 1,949,200,000
Short-term investments	1,085,200,000	715,500,000
Cash	136,300,000	119,400,000
Other assets	161,400,000	124,000,000
Total assets	6,413,800,000	6,007,700,000
Liabilities
Other liabilities	201,300,000	150,500,000
Total liabilities	4,548,000,000	4,069,300,000
Commitments and Contingencies
Mezzanine equity
Series B preference shares	223,000,000	232,200,000
Total mezzanine equity	223,000,000	232,200,000
Common shareholders' equity
Common shares (shares issued and outstanding, 2019: 115,299,341, 2018: 115,151,251)	1,200,000	1,200,000
Additional paid-in surplus	1,098,200,000	1,089,100,000
Retained earnings	778,500,000	816,600,000
Accumulated other comprehensive (loss)	(237,500,000)	(202,400,000)
Total common shareholders' equity	1,640,400,000	1,704,500,000
Total liabilities, mezzanine equity, and equity	6,413,800,000	6,007,700,000
Balance Sheet (Parenthetical)
Fixed maturity investments, trading, amortized cost	1,656,600,000	1,952,900,000
Short-term investments, amortized cost	$ 1,090,800,000	$ 716,100,000
Common shares issued (in shares)	115,299,341	115,151,251	120,000,000	120,000,000
Common shares outstanding (in shares)	115,299,341	115,151,251	120,000,000		120,000,000
Registrant
Assets
Fixed maturity investments	$ 11,700,000	$ 2,800,000
Short-term investments	1,200,000	5,300,000
Cash	200,000	0
Total investments and cash	13,100,000	8,100,000
Investments in unconsolidated affiliates	1,846,200,000	1,911,200,000
Other assets	24,900,000	42,500,000
Total assets	1,884,200,000	1,961,800,000
Liabilities
Other liabilities	20,800,000	25,100,000
Total liabilities	20,800,000	25,100,000
Commitments and Contingencies
Mezzanine equity
Series B preference shares	223,000,000	232,200,000
Total mezzanine equity	223,000,000	232,200,000
Common shareholders' equity
Common shares (shares issued and outstanding, 2019: 115,299,341, 2018: 115,151,251)	1,200,000	1,200,000
Additional paid-in surplus	1,098,200,000	1,089,100,000
Retained earnings	778,500,000	816,600,000
Accumulated other comprehensive (loss)	(237,500,000)	(202,400,000)
Total common shareholders' equity	1,640,400,000	1,704,500,000
Total liabilities, mezzanine equity, and equity	1,884,200,000	1,961,800,000
Balance Sheet (Parenthetical)
Fixed maturity investments, trading, amortized cost	11,700,000	2,900,000
Short-term investments, amortized cost	$ 1.2	$ 5.3